Commitments and Contingencies 2 (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Operating Leases - Future Minimum Rental Payments
Operating Leases - Future Minimum Rental Payments 2011	$ 142,437
Operating Leases - Future Minimum Rental Payments 2012	120,887
Operating Leases - Future Minimum Rental Payments 2013	101,211
Operating Leases - Future Minimum Rental Payments 2014	77,111
Operating Leases - Future Minimum Rental Payments 2015	59,812
Operating Leases - Future Minimum Rental Payments After 2015	676,671
Operating Leases - Future Minimum Rental Payments Total	1,178,129
Operating Leases - Future Minimum Rental Receipts
Operating Leases - Future Minimum Rental Receipts 2011	33,813
Operating Leases - Future Minimum Rental Receipts 2012	28,723
Operating Leases - Future Minimum Rental Receipts 2013	22,100
Operating Leases - Future Minimum Rental Receipts 2014	16,170
Operating Leases - Future Minimum Rental Receipts 2015	7,237
Operating Leases - Future Minimum Rental Receipts After 2015	634
Operating Leases - Future Minimum Rental Receipts Total	108,677
Capital Leases - Future Minimum Rental Payments
Capital Leases - Future Minimum Rental Payments 2011	532
Capital Leases - Future Minimum Rental Payments 2012	544
Capital Leases - Future Minimum Rental Payments 2013	560
Capital Leases - Future Minimum Rental Payments 2014	568
Capital Leases - Future Minimum Rental Payments 2015	576
Capital Leases - Future Minimum Rental Payments After 2015	5,811
Capital Leases - Future Minimum Rental Payments Total	8,591
Less: Interest expense	(4,206)
Present value of minimum lease payments	4,385
Short-term capital lease obligation	(101)	(76)
Long-term portion of obligations under capital leases	$ 4,284	$ 4,320